Intangible Assets - Summary of Capitalized Lease Rights at Cost (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Capital Leased Assets [Line Items]
Capital leased assets gross	$ 44.4	$ 49.8
Accumulated amortization	(4.2)	(3.6)
Net intangibles assets	40.2	46.2
Land Lease Rights [Member]
Capital Leased Assets [Line Items]
Capital leased assets gross	35.5	39.6
Jetty Lease Rights [Member]
Capital Leased Assets [Line Items]
Capital leased assets gross	$ 8.9	$ 10.2